Impairment testing of non-financial assets (Tables)	12 Months Ended
Jun. 30, 2024
Impairment testing of non-financial assets [Abstract]
Disclosure of information for cash-generating units
Business segments are composed by certain CGUs as follows:

Segment	Identified CGUs
Latam Ag Retail	Colombia CGU
Brazil Ag Retail	North CGU, East CGU, South CGU
Crop Care	Biological products and special fertilizers CGU
The main assumptions used in the impairment test are as follows:

Cash-generating unit	Revenue growth rate	Inputs Operating margin average	Pre Tax discount rate	Recoverable amount
Colombia CGU	7.90%	17.10%	22.00%	401,273
North CGU	12.70%	16.80%	16.40%	792,345
East CGU	12.70%	18.60%	15.90%	182,428
South CGU	12.70%	19.00%	16.30%	128,214
Biological products and special fertilizers CGU	14.30%	44.60%	18.50%	682,016